INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

NOTE 20 –INCOME TAXES

The tax on the Group’s income/loss before income taxes differs from the theoretical amount that would arise using the weighted average tax rate applicable to income/loss before income tax for the years ended 31 December 2025, 2024 and 2023 as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2025	2024	2023

(Loss)/income/ before income taxes	(5,742,321)	(2,100,697)	142,744

Tax calculated at enacted tax rate of 25% (2024: 25%, 2023: 25%)	1,435,580	525,174	(35,686)
Utilized tax losses and incentives	104,341	388,960	689,314
Effect of unrecognized deferred taxes and inflation adjustments	(1,458,371)	(913,979)	(698,743)
Other	(38,405)	(155)	45,115

Income tax credit/(expense)	43,145	—	—

NOTE 20 – CURRENT INCOME TAX (Continued)

Current income tax

Current income tax for the reporting period exclusively pertains to Hepsijet, (2025: TRY6,012, 2024: None) with no other Group entities incurring taxable income for the year ended 31 December 2025. The Group has no current income tax expense for the years ended 31 December 2024 and 2023.

Turkish tax legislation does not permit a parent company and its subsidiaries to file a consolidated tax return. Therefore, provisions for taxes, as reflected in these consolidated financial statements, have been calculated on a separate-entity basis.

Turkish Corporate Tax Law has been amended by Law No. 5520 dated 13 June 2006. Most of the articles of this new Law No. 5520 have come into force effective from 1 January 2006, setting the corporate tax rate as 20%. With the provisional article 13 added to the Corporate Tax Law and with the 11th article of the Law 7316 published in the Official Gazette dated 22 April 2021, the corporate tax rate, which was 20% as of 31 December 2020, is applied at the rate of 25% for the corporate earnings in 2021 and 23% for the corporate earnings in 2022 (20% for the year 2023 and onwards). With the publication of the Law No. 7394 in the Official Gazette dated 15 April 2022, the corporate tax rate has been permanently increased to 23% for the 2022 taxation period, and this change was valid between 1 July 2022 and year end.

An amendment to Turkey’s Corporate Tax Law (No. 5520) was submitted on 5 July 2023, and published in the Official Gazette on 15 July 2023. According to this; the corporate tax rate has been increased from 20% to 25% for companies, 25% to 30% for banks, and companies within the scope of Law No. 6361, electronic payment and money institutions, authorized foreign exchange institutions, asset management companies, capital market institutions, insurance and reinsurance companies and pension companies and starting from the declarations that will be submitted as of 1 October 2023.

In accordance with the “General Communiqué on Tax Procedure Law No: 555” published in the Official Gazette dated 30 December 2023 and numbered 32415 and the repeated article 298 of the Tax Procedure Law No: 213, it is declared that the financial statements of the entities operating in Türkiye for the 2023 accounting period are subject to inflation adjustment. The inflation adjusted financial statements will constitute an opening balance sheet base in the tax returns to be prepared as of 1 January 2024 and opening inflation effects will not be taken into consideration in the calculation of the period tax for 2023.

In accordance with the Law No. 7440 on the “Restructuring of Certain Receivables and Amending Certain Laws” published in the Official Gazette on 12 March 2023, it has been decided that an additional tax of 10% should be calculated over the deduction amounts (included in 2022 tax returns) and tax bases subject to reduced corporate tax.

Corporation tax rate is applicable on the total income of the companies after adjusting for certain disallowable expenses, income tax exemptions (participation exemption, etc.) and income tax deductions (for example research and development expenses deduction). No further tax is payable unless the profit is distributed.

Dividends paid to non-resident corporations, which have a place of business in Türkiye, or resident corporations are not subject to withholding tax. Otherwise, dividends paid are subject to withholding tax at the rate of 15%. An increase in capital via issuing bonus shares is not considered as a profit distribution and thus does not incur withholding tax.

Corporations are required to pay advance corporation tax quarterly at the rate of 25% on their corporate income (2024: 25%; 2023: 25%). Advance tax is payable by the 17th of the second month following each calendar quarter end. Advance tax paid by corporations is credited against the annual corporation tax liability. The balance of the advance tax paid may be refunded or used to set off against other liabilities to the government.

NOTE 20 –INCOME TAXES (Continued)

Current income tax (Continued)

In Türkiye, there is no procedure for a final and definitive agreement on tax assessments. Companies file their tax returns within the 25th of the fourth month following the close of the financial year to which they relate.

Tax returns are open for 5 years from the beginning of the year that follows the date of filing during which time the tax authorities have the right to audit tax returns, and the related accounting records on which they are based, and may issue re-assessments based on their findings.

Under the Turkish taxation system, tax losses can be carried forward to offset against future taxable income for up to 5 years. Tax losses cannot be carried back to offset profits from previous periods.

Deferred income taxes

The Group recognizes deferred income tax assets and liabilities based upon temporary differences arising between their financial statements as reported under IFRS Accounting Standards as issued by the IASB and their tax records. These differences usually result in the recognition of income and expenses in different reporting periods for IFRS Accounting Standards as issued by the IASB and tax purposes.

Deferred tax assets resulting from deductible temporary differences, tax losses and tax incentives are recognized to the extent that it is probable that future taxable profit or taxable temporary differences will be available against which the deductible temporary difference can be utilized.

The Group’s tax incentives are related to the Research and Development Tax Incentive regime in Turkiye and the Group accounts for such tax incentives as tax credits, which means that the tax incentive reduces income tax payable and current tax expense. Unused tax incentives have no expiration date.

	2025	2024

Net deferred tax assets /(liabilities):
Deferred tax assets	47,929	—
Deferred tax liabilities (-)	—	—

	47,929	—

NOTE 20 - INCOME TAXES (Continued)

Deferred income taxes (Continued)

As of 31 December 2025 and 2024, Hepsijet has accounted for the remaining deferred tax assets due to uncertainties as to the generation of future taxable profits for the realization of such deferred tax assets in the foreseeable future, as described below:

	Total temporary differences		Deferred income tax assets/(liabilities)
	2025	2024	2025	2024

Deferred income tax assets and liabilities:
Tax incentives	(7,103,220)	(5,230,536)	1,813,403	1,323,925
Property and equipment and intangible assets	(2,423,900)	(2,558,343)	604,694	637,525
Lease liabilities	(1,562,285)	(1,285,378)	392,987	321,832
Carry forward tax losses	(1,363,452)	(733,827)	409,036	220,148
Employee benefit obligations	(1,143,119)	(765,918)	289,662	195,626
Trade receivables	(616,072)	(611,915)	156,699	159,462
Accrued expenses, contract liabilities and merchant advances	(554,694)	(822,050)	138,495	205,045
Inventories	(507,206)	(207,131)	126,802	51,782
Provision for license fee	(260,494)	(235,637)	65,123	58,909
Deferred income	(198,370)	(433,167)	55,153	111,266
Legal provisions	(93,813)	(48,474)	23,453	12,118
Income accruals and contract assets	—	58,551	—	(14,638)
Prepaid expenses	104,399	81,473	(26,236)	(20,411)
Trade payables and payables to merchants	554,384	343,658	(138,596)	(85,915)
Right of use assets	1,854,009	1,643,339	(468,381)	(411,385)

Total			3,442,294	2,765,289
Non recoverable net deferred tax assets (-)			(3,393,137)	(2,765,289)
Deferred income tax assets, net			49,157	—

Since the applicable tax rate is changed to 25% for the following years beginning from 1 January 2023, 25% tax rate is used in the deferred tax calculation of 31 December 2025 for all of the temporary differences.

The expiration dates of carry forward tax losses for which the Group has not recognized any deferred income tax asset are as follows:

	2025	2024

2025	—	3,765
2026	21,255	27,822
2027	72,576	94,996
2028	119,555	156,489
2029	272,005	450,755
2030	878,061	—

Total	1,363,452	733,827

NOTE 20 - CURRENT INCOME TAX (Continued)

Deferred income taxes (Continued)

The movements of deferred tax assets and liabilities are as follows:

	2025	2024

1 January	—	—
Net income for the year charge	49,157	—
Tax charge relating to components of other comprehensive income	(1,228)	—

31 December	47,929	—

Global Minimum Complementary Corporate Tax Regulations

Türkiye began adopting the OECD’s Global Minimum Tax for Multinational Enterprises regulations (Pillar 2) with the laws published in the Official Gazette on 2 August 2024. The impact of these regulations on the Group’s financial position and performance has been assessed, and it has been determined that there is no material impact.